Organizations and reorganizations (Details)	12 Months Ended
Mar. 31, 2025
Mingde Technology Hong Kong International Limited [Member]
DisclosureLineElements [Line Items]
Percentage of legal ownership	100.00%
Principal activities	Investment holding
Place of incorporation	Hong Kong, China
Date of incorporation	Sep. 26, 2024
Jiujjiang Rongganghui Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of legal ownership	100.00%
Principal activities	Technical support and consulting services
Date of incorporation	Feb. 21, 2025
Zhejiang Fit One Internet Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Principal activities	Membership health service platform
Place of incorporation	Hangzhou, Zhejiang province, China
Date of incorporation	Dec. 31, 2019
Legal ownership	Variable interest
Hangzhou Joymove Brand Operation And Management Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of legal ownership	100.00%
Principal activities	Operating entity
Place of incorporation	Hangzhou, Zhejiang province, China
Date of incorporation	May 19, 2021
Hangzhou Dazhika Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of legal ownership	98.00%
Principal activities	Operating entity
Place of incorporation	Hangzhou, Zhejiang province, China
Date of incorporation	Mar. 27, 2024
Dazhika Xiushui Technology Co Ltd [Member]
DisclosureLineElements [Line Items]
Percentage of legal ownership	100.00%
Principal activities	Operating entity
Place of incorporation	Hangzhou, Zhejiang province, China
Date of incorporation	Jan. 10, 2025